SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals Other) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Employees and payroll related institutions	$ 777	$ 1,541
Provision for vacation and recreation pay	482	468
Royalties payable	135	106
Fair value of derivatives	59	45
Accrued expenses and sundry	2,350	3,267
Accounts payable and accruals, total	$ 3,803	$ 5,427